[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08044
MORGAN STANLEY HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley High Yield Fund, Inc.

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

		Face
		Amount	Value
		(000)	(000)
CORPORATE BONDS AND NOTES (93.1%)
Aerospace (1.3%)
Hexcel Corp.
6.75%, 2/1/15		$620	$595
K&F Acquisition, Inc.
7.75%, 11/15/14 (h)		570	574
			1,169
Broadcasting (0.8%)
LIN Television Corp.
6.50%, 5/15/13		700	656
Cable (5.8%)
Cablecom Luxembourg SCA
9.375%, 4/15/14 (a)	EUR	670	949
Cablevision Systems Corp.
9.62%, 4/1/09 (b)		$775	828
CCH I LLC
11.00%, 10/1/15		246	225
Echostar DBS Corp.
5.75%, 10/1/08		300	298
6.375%, 10/1/11		75	73
6.625%, 10/1/14 (h)		775	739
Intelsat Subsidiary Holdings Co., Ltd.
8.25%, 1/15/13		55	56
8.625%, 1/15/15		545	560
10.48%, 1/15/12 (b)		400	408
NTL Cable plc
8.75%, 4/15/14		90	94
9.125%, 8/15/16		100	104
PanAmSat Corp.
9.00%, 8/15/14		621	644
			4,978
Chemicals (6.2%)
Cognis Deutschland GmbH & Co. KG
7.82%, 11/15/13 (a)(b)	EUR	540	705
Equistar Chemicals LP/Equistar Funding Corp.
10.125%, 9/1/08 (h)		$601	639
10.625%, 5/1/11		145	156
Huntsman International LLC
10.125%, 7/1/09		1	1
10.125%, 7/1/09	EUR	259	336
Innophos, Inc.
8.875%, 8/15/14		$150	150
Innophos Investments Holdings Inc. PIK
13.41%, 2/15/15		424	442
Koppers, Inc.
Zero Coupon, 11/15/14 (c)		355	263
9.875%, 10/15/13		250	272
Millennium America, Inc.
9.25%, 6/15/08		438	453
Nalco Co.
7.75%, 11/15/11		345	354
8.875%, 11/15/13		505	529
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	150	198
10.625%, 5/15/11		$405	435
Westlake Chemical Corp.
6.625%, 1/15/16		410	392
			5,325
Consumer Products (2.2%)
Levi Strauss & Co.
10.26%, 4/1/12 (b)(h)		1,230	1,273

Oxford Industries, Inc.
8.875%, 6/1/11	255	261
Tempur-Pedic, Inc. and Tempur Productions USA, Inc.
10.25%, 8/15/10	364	384
		1,918
Diversified Media (4.8%)
Advanstar Communications, Inc.
10.75%, 8/15/10	100	108
AMC Entertainment, Inc.
9.66%, 8/15/10 (b)	345	358
CanWest Media, Inc.
8.00%, 9/15/12	824	818
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/12	270	303
Dex Media West LLC/Dex Media Finance Co.
9.875%, 8/15/13	415	450
Houghton Mifflin Co.
8.25%, 2/1/11	435	449
9.875%, 2/1/13 (h)	510	542
Interpublic Group of Cos., Inc.
5.40%, 11/15/09	125	119
7.25%, 8/15/11	285	275
Nobraska Book Co., Inc.
8.625%, 3/15/12	215	203
Quebecor World Capital Corp.
8.75%, 3/15/16 (a)	570	551
		4,176
Energy (10.5%)
Chaparral Energy, Inc.
8.50%, 12/1/15	705	703
CHC Helicopter Corp.
7.375%, 5/1/14	960	910
Chesapeake Energy Corp.
7.50%, 9/15/13 (h)	755	770
7.625%, 7/15/13	135	139
Compagnie Generale de Geophysique SA
7.50%, 5/15/15	220	219
El Paso Production Holding Co.
7.75%, 6/1/13	665	683
Hanover Compressor Co.
8.625%, 12/15/10	120	125
9.00%, 6/1/14 (h)	450	479
Hanover Equipment Trust
8.75%, 9/1/11	250	261
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/1/15 (a)	795	773
10.50%, 9/1/10 (a)	355	384
Husky Oil Co.
8.90%, 8/15/28 (b)(h)	855	907
Kinder Morgan, Inc.
6.50%, 9/1/12	680	681
Magnum Hunter Resources, Inc.
9.60%, 3/15/12	231	244
Massey Energy Co.
6.875%, 12/15/13	880	801
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14	450	461
Pogo Producing Co.
6.875%, 10/1/17	570	547
		9,087
Financials (0.6%)
Residential Capital Corp.
6.375%, 6/30/10	485	491
Food & Drug (2.0%)
Albertson’s Inc.
7.25%, 5/1/13	460	457
7.50%, 2/15/11	205	210
CA FM Lease Trust
8.50%, 7/15/17 (a)	545	590
Delhaize America, Inc.
8.125%, 4/15/11 (h)	440	474
		1,731

Food & Tobacco (5.1%)
Michael Foods, Inc.
8.00%, 11/15/13	405	415
Pilgrim’s Pride Corp.
9.25%, 11/15/13	495	510
9.625%, 9/15/11	1,045	1,102
Reynolds American, Inc.
6.50%, 7/15/10 (a)	880	893
Smithfield Foods, Inc.
7.00%, 8/1/11	1,175	1,190
7.625%, 2/15/08	265	270
4,380
Forest Products (6.0%)
Berry Plastics
8.875%, 9/15/14 (a)	515	520
Covalence Specialty Materials Corp.
10.25%, 3/1/16 (a)	540	526
Crown Americas LLC and Crown Americas Capital Corp.
7.625%, 11/15/13	335	341
Crown European Holdings SA
6.25%, 9/1/11	EUR	245	329
Glatfelter
7.125%, 5/1/16 (a)	$145	142
Graham Packaging Co., Inc.
8.50%, 10/15/12	195	194
9.875%, 10/15/14	580	573
Graphic Packaging International Corp.
9.50%, 8/15/13 (h)	670	688
JSG Funding plc
10.125%, 10/1/12	EUR	196	274
Owens-Brockway Glass Container, Inc.
8.25%, 5/15/13	$1,175	1,210
Owens-Illinois, Inc.
7.35%, 5/15/08	360	364
5,161
Gaming & Leisure (4.8%)
Caesar’s Entertainment, Inc.
8.875%, 9/15/08	250	262
Host Marriott LP REIT
7.125%, 11/1/13	450	458
Isle of Capri Casinos, Inc.
7.00%, 3/1/14	885	845
Las Vegas Sands Corp.
6.375%, 2/15/15	520	491
MGM Mirage
6.00%, 10/1/09	995	988
Station Casinos, Inc.
6.00%, 4/1/12	885	858
7.75%, 8/15/16	225	235
4,137
Health Care (8.9%)
AmerisourceBergen Corp.
5.625%, 9/15/12	670	662
Community Health Systems, Inc.
6.50%, 12/15/12	905	870
DaVita, Inc.
6.625%, 3/15/13 (h)	900	883
Fisher Scientific International, Inc.
6.125%, 7/1/15	895	893
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08 - 6/15/11	1,175	1,201
HCA, Inc.
5.75%, 3/15/14	200	158
6.50%, 2/15/16	455	366
8.70%, 2/10/10	265	267
8.75%, 9/1/10	685	694
National Mentor Holdings, Inc.
11.25%, 7/1/14 (a)	370	387

Omnicare, Inc.
6.75%, 12/15/13		495	484
Tenet Healthcare Corp.
7.375%, 2/1/13		230	208
9.875%, 7/1/14		115	115
Warner Chilcott Corp.
8.75%, 2/1/15		485	504
			7,692
Housing (2.0%)
Goodman Global Holding Co., Inc.
8.33%, 6/15/12 (b)		122	124
Interface, Inc.
7.30%, 4/1/08 (h)		135	137
9.50%, 2/1/14		535	554
10.375%, 2/1/10		165	181
Nortek, Inc.
8.50%, 9/1/14		655	622
Technical Olympic USA, Inc.
10.375%, 7/1/12		135	117
			1,735
Information Technology (2.3%)
Iron Mountain, Inc.
7.75%, 1/15/15		375	377
8.625%, 4/1/13 (h)		595	611
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		550	528
Sungard Data Systems, Inc.
9.125%, 8/15/13		445	463
9.97%, 8/15/13 (b)		45	47
			2,026
Manufacturing (2.2%)
General Cable Corp.
9.50%, 11/15/10		255	274
Johnsondiversey, Inc.
9.625%, 5/15/12		511	516
9.625%, 5/15/12	EUR	235	308
Propex Fabrics, Inc.
10.00%, 12/1/12	$325		297
RBS Global Inc. and Rexnord Corp.
9.50%, 8/1/14 (a)		495	505
			1,900
Metals (2.5%)
Foundation PA Coal Co.
7.25%, 8/1/14		170	172
Glencore Nickel Property Ltd.
9.00%, 12/1/14 (d)(e)(f)		515	@—
Murrin Murrin Holding Ltd.
9.375%, 8/31/07 (d)(e)(f)		1,595	@—
Novelis, Inc.
7.50%, 2/15/15 (a)		1,310	1,251
UCAR Finance, Inc.
10.25%, 2/15/12		696	734
			2,157
Retail (1.9%)
Brown Shoe Co., Inc.
8.75%, 5/1/12		415	436
Linens ‘n Things, Inc.
11.13%, 1/15/14 (a)		710	688
Phillips-Van Heusen
7.25%, 2/15/11		535	543
			1,667
Services (2.8%)
Allied Waste North America
5.75%, 2/15/11 (a)		475	458
6.375%, 4/15/11		825	808
8.50%, 12/1/08		265	279
Buhrmann US, Inc.
7.875%, 3/1/15		195	189
8.25%, 7/1/14		125	124
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.

8.50%, 9/1/10	105	109
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.
7.375%, 9/1/10	495	497
2,464
Sovereign (0.5%)
Mexican Bonos
10.00%, 12/5/24	MXN	4,275	444
Telecommunications (2.6%)
Axtel S.A.
11.00%, 12/15/13	$462	520
Esprit Telecom Group plc
11.50%, 12/15/07 (d)(f)	EUR	665	@—
Exodus Communications, Inc.
11.625%, 7/15/10 (d)(e)(f)	$1,068	@—
Nordic Telephone Co. Holdings ApS
8.875%, 5/1/16 (a)	175	185
Qwest Communications International, Inc.
8.91%, 2/15/09 (b)	515	527
Qwest Corp.
5.625%, 11/15/08	115	115
Rhythms NetConnections, Inc.
13.88%, 5/15/08 (d)(e)(f)	2,591	@—
14.00%, 2/15/10 (d)(e)(f)	1,476	@—
TDC A/S
6.50%, 4/19/12	EUR	195	259
Wind Acquisition Finance S.A.
10.75%, 12/1/15 (a)	$600	665
2,271
Transportation (8.6%)
Amsted Industries, Inc.
10.25%, 10/15/11 (a)	960	1,032
ArvinMeritor, Inc.
8.75%, 3/1/12	670	645
Ford Motor Co.
7.45%, 7/16/31	600	467
Ford Motor Credit Co.
5.80%, 1/12/09	565	538
General Motors Acceptance Corp.
4.375%, 12/10/07	585	571
6.875%, 9/15/11	830	826
General Motors Corp.
7.125%, 7/15/13	245	217
8.375%, 7/15/33	565	492
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12	710	722
Sonic Automotive, Inc.
8.625%, 8/15/13 (h)	1,250	1,266
TRW Automotive, Inc.
9.375%, 2/15/13	607	649
7,425
Utilities (8.1%)
AES Corp. (The)
8.875%, 2/15/11	59	63
9.00%, 5/15/15 (a)(h)	570	617
9.375%, 9/15/10	88	96
CMS Energy Corp.
7.50%, 1/15/09	1,060	1,097
Colorado Interstate Gas Co.
6.80%, 11/15/15	400	405
Ipalco Enterprises, Inc.
8.375%, 11/14/08	360	372
8.625%, 11/14/11	165	178
Monongahela Power Co.
5.00%, 10/1/06 (h)	570	570
Nevada Power Co.
8.25%, 6/1/11	355	393
9.00%, 8/15/13	306	335
Northwest Pipeline Corp.
8.125%, 3/1/10	115	120
Ormat Funding Corp.
8.25%, 12/30/20	738	753

PSEG Energy Holdings LLC
8.625%, 2/15/08 (h)	1,201	1,252
Southern Natural Gas Co.
8.875%, 3/15/10	235	248
Williams Cos., Inc.
7.875%, 9/1/21	455	478
		6,977
Wireless Communications (0.6%)
UbiquiTel Operating Co.
9.875%, 3/1/11	505	550
TOTAL CORPORATE BONDS AND NOTES (Cost $83,719)		80,517

	Shares
COMMON STOCKS (0.0%)
Diversified Media (0.0%)
CVPR Ion Media Network	41,221	3
Telecommunications (0.0%)
SW Acquisition LP (e)(g)	1	@—
Viatel Holding Bermuda Ltd. (g)	1,105	@—
XO Holdings Inc. (g)	969	5
		5
Utilities (0.0%)
PNM Resources, Inc.	178	5
TOTAL COMMON STOCKS (Cost $1,954)		13

	No. of
	Warrants
WARRANTS (0.0%)
Telecommunications (0.0%)
XO Holdings Inc., Series A, expiring 1/16/10 (g)	1,939	2
XO Holdings Inc., Series B, expiring 1/16/10 (g)	1,455	1
XO Holdings Inc., Series C, expiring 1/16/10 (g)	1,455	1
		4
Utilities (0.0%)
SW Acquisition LP, expiring 4/1/11 (a)(d)(e)(g)	1,677	@—
TOTAL WARRANTS (Cost $41)		4

	Face
	Amount
	(000)
SHORT-TERM INVESTMENT (6.9%)
Repurchase Agreement (6.9%)
J.P. Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06, repurchase price $5,940 (Cost $5,937) (i)	$5,937	5,937
TOTAL INVESTMENTS + (100.0%) (Cost $91,651)		86,471
LIABILITIES IN EXCESS OF OTHER ASSETS		(8,697)
NET ASSETS		$77,774

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on September 30, 2006.
(c)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.
(d)	Security was valued at fair value — At September 30, 2006, the Fund held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(e)	Security has been deemed illiquid at September 30, 2006.
(f)	Issuer is in default.
(g)	Non-income producing security.
(h)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of September 30, 2006.
(i)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corporation, 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.
@	Face Amount/Value is less than $500.
EUR	Euro
MXN	Mexican Peso
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $91,651,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $5,180,000 of which $2,033,000 related to appreciated securities and $7,213,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	341	$433	10/27/06	USD	435	$435	$2
EUR	461	585	10/27/06	USD	589	589	4
EUR	884	1,123	10/27/06	USD	1,129	1,129	6
EUR	893	1,134	10/27/06	USD	1,140	1,140	6
		$3,275				$3,293	$18

USD        — United States Dollar

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley High Yield Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2006